Long Term Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Long Term Loan

9.	LONG TERM LOAN

Long term loan consisted of the following as of September 30, 2017 and December 31, 2016:

	2017	2016
Current portion	$300,549	$1,009,082
Long term portion	1,888,846	1,797,222
	$2,189,395	$2,806,304

On October 30, 2015, the Company entered into a loan agreement with Industrial and Commercial Bank of China – Wan An County Branch for an interest-only construction loan in the amount of approximately $2,403,808 (RMB 15,000,000). The loan bares an adjustable interest rate, at the time origination was 4.75%. The interest rates are adjustable every twelve months. The interest only construction loan was collateralized by the lands and buildings off the Company with variable maturity dates of up to 5 years.

On January 15, 2015, the Company entered into a loan agreement with Wan An County Xin Yuan Industrial Development Ltd Co. for an interest only loan in the amount of approximately $801,269 (RMB 5,000,000). The loan bares a fixed interest rate at 4.983% with a maturity date of May 4, 2017. The Company repaid the loan upon maturity.

As of September 30, 2017, the Company had made principal repayments of $720,773 (RMB 5,000,000), the difference in balances between September 30, 2017 and December 31, 2016 was a result of the change of exchange rates in effect at those points in time.

Loan maturity schedule as of September 30, 2017 and December 31, 2016:

	2017	2016
Due in one year	$284,369	$989,885
Due in two years	434,643	413,267
Due in three years	584,917	557,421
Due in four years	885,466	845,731
Due in five years	-	-
Due in greater than five years	-	-
	$2,189,395	2,806,304

9.	LONG TERM LOAN

On October 30, 2015, the Company entered into a loan agreement with Industrial and Commercial Bank of China – Wan An County Branch for an interest only construction loan in the amount of approximately $2,403,808 (RMB 15,000,000). The loan bares an adjustable interest rate, at the time origination was 4.75%. The interest rates are adjustable every twelve months. The interest-only construction loan was collateralized by the lands and buildings off the Company with variable maturity dates of up to 5 years.

On January 15, 2015, the Company entered into a loan agreement with Wan An County Xin Yuan Industrial Development Ltd Co. for an interest only loan in the amount of approximately $801,269 (RMB 5,000,000). The loan bares a fixed interest rate at 4.983% with a maturity date of May 4, 2017. The Company repaid the loan upon maturity.

	2016	2015
Current portion	1,009,082	-
Long term portion	1,797,222	3,079,481
	$2,806,304	$3,079,481

As of December 31, 2016, the Company had not made any principal repayments, the difference in balances between December 31, 2016 and 2015 was a result of the change of exchange rates in effect at those points in time.

Loan Maturity schedule	2016	2015
Due in one year	$1,009,082	$-
Due in two years	432,464	1,077,819
Due in three years	576,618	461,922
Due in four years	788,140	615,896
Due in five years	-	923,844
Due in greater than five years	-	-
	$2,806,304	$3,079,481

Interest expenses translated at the average exchange rates for the years ended December 31, 2016 and 2015 were $112,453 and $40,937, respectively.

As of December 31, 2016 and 2015, the Company had $97,247 (RMB 674,600) and $192,160 (RMB 1,248,000) in restricted deposits with the bank as a credit enhancement to the loan. These amounts were accounts for as long term other assets by the Company.